Convertible Preferred Stock - Summary of Preferred Stock (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Jul. 02, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Series A Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A Convertible Preferred Stock [Member]	Sep. 30, 2013 Series A-1 Convertible Preferred Stock [Member]	Dec. 31, 2012 Series A-1 Convertible Preferred Stock [Member]	Dec. 31, 2011 Series A-1 Convertible Preferred Stock [Member]	Dec. 27, 2010 Series A-1 Convertible Preferred Stock [Member]	Sep. 30, 2013 Series B Convertible Preferred Stock [Member]	Dec. 31, 2012 Series B Convertible Preferred Stock [Member]	Dec. 31, 2011 Series B Convertible Preferred Stock [Member]	Sep. 30, 2013 Series C Convertible Preferred Stock [Member]	Dec. 31, 2012 Series C Convertible Preferred Stock [Member]	Dec. 28, 2012 Series C Convertible Preferred Stock [Member]	Dec. 31, 2012 Scenario, Previously Reported [Member] Series A Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Preferred shares authorized	10,000,000	20,916,667	17,916,667	0	10,000,000	10,000,000	0	2,750,000	2,750,000		0	5,166,667	5,166,667	0	3,000,000
Preferred Stock Issued and Outstanding		20,241,207	15,320,832	0	9,999,999	9,999,999	0	2,750,000	2,750,000		0	5,141,667	2,570,833	0	2,349,541
Liquidation Preference		$ 43,269	$ 24,123		$ 11,674	$ 10,809		$ 5,500	$ 5,500			$ 16,691	$ 7,814		$ 9,404
Carrying Value		$ 39,203	$ 22,155		$ 9,951	$ 9,951		$ 4,662	$ 4,662	$ 4,675		$ 15,241	$ 7,542		$ 9,343	$ 9,398	$ 9,957
Common Stock Issuable Upon Conversion		12,178,807	9,218,296		6,016,849	6,016,849		1,654,632	1,654,632			3,093,655	1,546,815		1,413,671